Fair value measurements	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair value measurements
Note 17: Fair value measurements

The following table presents the financial assets and liabilities that are measured at fair value on a recurring basis. Management classifies these items based on the type of inputs used in their respective fair value determination as described in "Note 2: Significant accounting policies".

Management reviews the price of each security monthly, comparing market values to expectations and to the prior month’s price. Management's expectations are based upon knowledge of prevailing market conditions and developments relating to specific issuers and/or asset classes held in the investment portfolio. Where there are unusual or significant price movements, or where a certain asset class has performed out-of-line with expectations, the matter is reviewed by management.

Financial instruments in Level 1 include US and UK Government Treasury notes.

Financial instruments in Level 2 include government debt securities, mortgage-backed securities, other asset-backed securities, forward foreign exchange contracts and securities sold under agreements to repurchase.

There were no Level 3 investments as at December 31, 2025 and December 31, 2024.

During the year ended December 31, 2025 and December 31, 2024, there were no transfers between Level 1 and Level 2 or Level 2 and Level 3.

	December 31, 2025			December 31, 2024
	Fair value		Total carrying amount / fair value	Fair value		Total carrying amount / fair value
	Level 1	Level 2		Level 1	Level 2

Items that are recognized at fair value on a recurring basis:
Financial assets
Available-for-sale investments
US government and federal agencies	1,342,083	1,340,388	2,682,471	991,357	1,172,262	2,163,619
Non-US governments debt securities	—	—	—	93,468	—	93,468
Asset-backed securities - Student loans	—	—	—	—	40	40
Residential mortgage-backed securities	—	13,782	13,782	—	15,359	15,359
Total available-for-sale	1,342,083	1,354,170	2,696,253	1,084,825	1,187,661	2,272,486

Other assets - Derivatives	—	1,064	1,064	—	35,478	35,478

Financial liabilities
Other liabilities - Derivatives	—	5,267	5,267	—	2,039	2,039

Items Other Than Those Recognized at Fair Value on a Recurring Basis:
		December 31, 2025			December 31, 2024
	Level	Carrying amount	Fair value	Appreciation / (depreciation)	Carrying amount	Fair value	Appreciation / (depreciation)
Financial assets
Cash and cash equivalents	Level 1	1,708,936	1,708,936	—	1,998,112	1,998,112	—
Securities purchased under agreements to resell	Level 2	1,096,238	1,096,238	—	1,205,373	1,205,373	—
Short-term investments	Level 1	756,543	756,543	—	580,026	580,026	—
Investments held-to-maturity	Level 2	2,992,052	2,566,470	(425,582)	3,240,290	2,671,040	(569,250)
Loans, net of allowance for credit losses	Level 2	4,382,411	4,367,439	(14,972)	4,473,591	4,433,872	(39,719)

Financial liabilities
Term deposits	Level 2	3,941,581	3,944,728	(3,147)	4,478,257	4,482,978	(4,721)
Securities sold under agreements to repurchase	Level 2	—	—	—	92,562	92,562	—
Long-term debt	Level 2	—	—	—	98,725	98,361	364